Investment Properties (Details 1) - Shopping Malls [Member] - Discounted Cash Flows [Member]	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Discount rate	13.53%	12.18%	12.10%
Growth rate	2.40%	2.30%	3.00%